Segments - Reconciliation of Revenue from Segments to Consolidated (Details) (USD $) In Millions, unless otherwise specified	4 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2014 Segment	Dec. 31, 2013	Jan. 31, 2013	Dec. 31, 2012
Successor [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Number of operating segments		2
Net sales	$ 0	$ 4,361.7	$ 3,951.1
Successor [Member] | Performance Coatings [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales		2,585.0	2,325.3
Successor [Member] | Performance Coatings [Member] | Refinish [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales		1,850.8	1,670.0
Successor [Member] | Performance Coatings [Member] | Industrial [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales		734.2	655.3
Successor [Member] | Transportation Coatings [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales		1,776.7	1,625.8
Successor [Member] | Transportation Coatings [Member] | Light Vehicle [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales		1,384.5	1,291.5
Successor [Member] | Transportation Coatings [Member] | Commercial Vehicle [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales		392.2	334.3
Predecessor [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales				326.2	4,219.4
Predecessor [Member] | Performance Coatings [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales				186.8	2,479.5
Predecessor [Member] | Performance Coatings [Member] | Refinish [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales				129.4	1,759.3
Predecessor [Member] | Performance Coatings [Member] | Industrial [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales				57.4	720.2
Predecessor [Member] | Transportation Coatings [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales				139.4	1,739.9
Predecessor [Member] | Transportation Coatings [Member] | Light Vehicle [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales				111.6	1,390.6
Predecessor [Member] | Transportation Coatings [Member] | Commercial Vehicle [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales				$ 27.8	$ 349.3